Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pay Versus Performance Table

The following table provides the required compensation information for our NEOs and the required financial performance information in accordance with rules adopted by the Securities and Exchange Commission. The Compensation Discussion & Analysis (“CD&A”) describes the compensation setting process for our executive officers, which is done independently from the disclosure requirements.

					Year-end value of $100 invested on 8/31/2021 in:
Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(1) (2) ($)	Average Summary Compensation Table total for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(1) (2) ($)	KRUS ($)	S&P 600 Restaurant Index ($)	Net Income (Loss) ($000s)	Adjusted EBITDA ($000s)
2024	$931,498	$611,094	$515,210	$130,853	$129.88	$71.75	$(8,804)	$14,564
2023	$1,074,617	$1,262,592	$1,264,665	$1,636,162	$171.95	$75.37	$1,502	$14,342
2022	$650,417	$1,137,172	$427,156	$241,301	$147.14	$67.01	$(764)	$9,155

(1) Hajime Uba was our CEO for all fiscal years shown. Non-CEO NEOs reflect the average compensation for the following executives by year; 2024: Jeffrey Uttz, Shahin Allameh, Robert Kluger, and Arlene Petokas 2023; Jeffrey Uttz and Shahin Allameh 2022: Shahin Allameh, Brent Takao (Chief Accounting Officer), and Steven Benrubi (Former Chief Financial Officer).

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2024		2023		2022
	Uba, Hajime	Average Non-CEO NEOs	Uba, Hajime	Average Non-CEO NEOs	Uba, Hajime	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$931,498	$515,210	$1,074,617	$1,264,665	$650,417	$427,156
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(374,935)	(172,786)	(446,250)	(807,428)	(187,500)	(132,710)
Year-end fair value of unvested awards granted in the current year	262,833	121,119	614,124	1,132,339	425,193	149,462
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(148,235)	(235,857)	45,129	59,495	113,464	239,350
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(60,067)	(96,833)	(25,028)	(12,909)	135,598	68,462
Forfeitures during current year equal to prior year fair value	—	—	—	—	—	(510,419)
Dividends or dividend equivalents not included in total compensation	—	—	—	—	—	—
Total Adjustments for Equity Awards	(320,404)	(384,357)	187,975	371,497	486,755	(185,855)
Compensation Actually Paid (as calculated)	$611,094	$130,853	$1,262,592	$1,636,162	$1,137,172	$241,301

Tabular List

The following list sets forth the performance measures that we use to link compensation paid to our NEOs.

Adjusted EBITDA
Revenue

Named Executive Officers, Footnote	Hajime Uba was our CEO for all fiscal years shown. Non-CEO NEOs reflect the average compensation for the following executives by year; 2024: Jeffrey Uttz, Shahin Allameh, Robert Kluger, and Arlene Petokas 2023; Jeffrey Uttz and Shahin Allameh 2022: Shahin Allameh, Brent Takao (Chief Accounting Officer), and Steven Benrubi (Former Chief Financial Officer).
PEO Total Compensation Amount	$ 931,498	$ 1,074,617	$ 650,417
PEO Actually Paid Compensation Amount	611,094	1,262,592	1,137,172
Non-PEO NEO Average Total Compensation Amount	515,210	1,264,665	427,156
Non-PEO NEO Average Compensation Actually Paid Amount	$ 130,853	1,636,162	241,301
Adjustment to Non-PEO NEO Compensation Footnote

	2024		2023		2022
	Uba, Hajime	Average Non-CEO NEOs	Uba, Hajime	Average Non-CEO NEOs	Uba, Hajime	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$931,498	$515,210	$1,074,617	$1,264,665	$650,417	$427,156
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(374,935)	(172,786)	(446,250)	(807,428)	(187,500)	(132,710)
Year-end fair value of unvested awards granted in the current year	262,833	121,119	614,124	1,132,339	425,193	149,462
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(148,235)	(235,857)	45,129	59,495	113,464	239,350
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(60,067)	(96,833)	(25,028)	(12,909)	135,598	68,462
Forfeitures during current year equal to prior year fair value	—	—	—	—	—	(510,419)
Dividends or dividend equivalents not included in total compensation	—	—	—	—	—	—
Total Adjustments for Equity Awards	(320,404)	(384,357)	187,975	371,497	486,755	(185,855)
Compensation Actually Paid (as calculated)	$611,094	$130,853	$1,262,592	$1,636,162	$1,137,172	$241,301

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Adjusted EBITDA
Revenue

Total Shareholder Return Amount	$ 129.88	171.95	147.14
Peer Group Total Shareholder Return Amount	71.75	75.37	67.01
Net Income (Loss)	$ (8,804,000)	$ 1,502,000	$ (764,000)
Company Selected Measure Amount	14,564,000	14,342,000	9,155,000
PEO Name	Hajime Uba	Hajime Uba	Hajime Uba
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (320,404)	$ 187,975	$ 486,755
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(374,935)	(446,250)	(187,500)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	262,833	614,124	425,193
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(148,235)	45,129	113,464
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,067)	(25,028)	135,598
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(384,357)	371,497	(185,855)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(172,786)	(807,428)	(132,710)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,119	1,132,339	149,462
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(235,857)	59,495	239,350
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (96,833)	$ (12,909)	68,462
Non-PEO NEO | Forfeitures During Current Year Equal to Prior Year Fair Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (510,419)